UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30, 2006

Date of reporting period:	June 30, 2006

Item 1:	Schedule of Investments

Vanguard Wellesley Income Fund
Schedule of Investments
June 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (2.9%)

Agency Bonds and Notes (2.4%)
(1)Federal Home Loan Bank	3.375%	9/14/2007	2,000	1,953
(1)Federal Home Loan Bank	4.375%	3/17/2010	80,000	77,238
(1)Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	64,000	67,203
(1)Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	40,000	37,412
(1)Federal National Mortgage Assn	7.125%	6/15/2010	33,000	34,899
(1)Financing Corp.	10.700%	10/6/2017	2,755	3,882
(1)Financing Corp.	9.650%	11/2/2018	4,090	5,489
(1)Financing Corp.	8.600%	9/26/2019	3,330	4,233
Private Export Funding Corp.	4.950%	11/15/2015	13,350	12,744
Private Export Funding Corp.	4.550%	5/15/2015	6,065	5,637
(1)Tennessee Valley Auth	4.375%	6/15/2015	35,000	32,086

				282,776

Mortgage-Backed Securities (0.5%)
(1,2)Federal National Mortgage Assn	4.500%	2/1/2035	23,556	21,369
(1,2)Federal National Mortgage Assn	4.500%	8/1/2035	39,733	36,043

				57,412

Total U.S. Government and Agency Obligations
(Cost $355,073)				340,188

Corporate Bonds (49.5%)

Asset-Backed Securities (6.2%)
(2)Adjustable Rate Mortgage Trust	5.728%	3/25/2036	8,015	8,009
(2,3)Aesop Funding II LLC	3.950%	4/20/2008	21,800	21,267
(2)American Express Credit Account Master Trust	4.350%	12/15/2011	12,000	11,650
(2)Banc of America Commercial Mortgage, Inc.	5.354%	9/10/2047	19,180	18,234
(2)Bank One Issuance Trust	3.590%	5/17/2010	25,000	24,430
(2)Bear Stearns Commercial Mortgage Securities, Inc.	5.633%	4/12/2038	14,575	14,240
(2)Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/2039	29,615	28,729
(2)Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/2042	9,500	8,809
(2)Bear Stearns Commercial Mortgage Securities, Inc.	5.302%	10/12/2042	27,445	26,091
(2)BMW Vehicle Owner Trust	4.280%	2/25/2010	25,655	25,109
(2)Capital Auto Receivables Asset Trust	2.960%	1/15/2008	17,703	17,526
(2)Capital Auto Receivables Asset Trust	3.750%	7/15/2009	20,000	19,363
(2)Capital One Master Trust	4.600%	8/17/2009	7,225	7,209
(2)Capital One Prime Auto Receivables Trust	3.690%	6/15/2010	15,740	15,300
(2)Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	10,012	9,795
(2)Citibank Credit Card Issuance Trust	2.900%	5/17/2010	8,500	8,106
(2)Citibank Credit Card Issuance Trust	4.550%	6/20/2017	15,000	13,734
(2)Citigroup Mortgage Loan Trust, Inc.	4.728%	4/25/2035	16,826	16,630
(2)Citigroup/Deutsche Bank Commercial Mortgage	5.399%	7/15/2044	20,000	19,116
(2)Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	20,000	18,891
(2)Connecticut RRB Special Purpose Trust	6.210%	12/30/2011	12,870	13,153
(2)Ford Credit Auto Owner Trust	3.540%	11/15/2008	9,780	9,552
(2,3)GE Business Loan Trust	4.378%	6/15/2033	13,329	12,619
(2)Greenwich Capital Commercial Funding Corp.	4.533%	1/5/2036	20,000	19,004
(2)Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	23,200	22,060
(2)Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	12,225	11,737
(2)GS Mortgage Securities Corp. II	4.751%	7/10/2039	20,000	18,573
(2)GSR Mortgage Loan Trust	4.615%	4/25/2035	16,084	16,035
(2)Honda Auto Receivables Owner Trust	2.400%	2/21/2008	14,614	14,478
(2)Honda Auto Receivables Owner Trust	3.280%	2/18/2010	10,200	9,831
(2,4)Impac CMB Trust	5.563%	8/25/2035	7,774	7,800
(2)John Deere Owner Trust	2.320%	12/17/2007	7,941	7,875
(2)JPMorgan Chase Commercial Mortgage Securities	4.918%	10/15/2042	20,000	18,562
(2)JPMorgan Chase Commercial Mortgage Securities	5.481%	12/12/2044	6,960	6,731
(2)JPMorgan Chase Commercial Mortgage Securities	5.344%	12/15/2044	22,610	21,530
(2)LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	12,545	11,722
(2)Massachusetts RRB Special Purpose Trust	3.780%	9/15/2010	10,660	10,435
(2)Merrill Lynch Mortgage Trust	5.047%	7/12/2038	20,400	19,178
(2)Morgan Stanley Capital I	5.230%	9/15/2042	13,525	12,859
(2)Morgan Stanley Capital I	5.162%	10/12/2052	10,000	9,268
(2)Morgan Stanley Capital I	4.540%	7/15/2056	20,000	18,792
(2)Nissan Auto Receivables Owner Trust	2.700%	12/17/2007	9,351	9,301
(2)Nissan Auto Receivables Owner Trust	2.610%	7/15/2008	5,620	5,553
(2)Onyx Acceptance Owner Trust	2.660%	5/17/2010	6,608	6,466
(2)Onyx Acceptance Owner Trust	3.910%	9/15/2011	25,000	24,302
(2)USAA Auto Owner Trust	2.670%	10/15/2010	5,000	4,887
(2)USAA Auto Owner Trust	4.130%	11/15/2011	12,010	11,677
(2)Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	20,000	18,882
(2)Whole Auto Loan Trust	3.040%	4/15/2009	12,871	12,806
(2)World Omni Auto Receivables Trust	3.820%	11/12/2011	4,625	4,469

				722,375

Finance (19.8%)
Banking (11.2%)
Associates Corp. of North America	6.250%	11/1/2008	25,000	25,323
Banc One Corp.	7.750%	7/15/2025	25,000	28,624
Bank of America Corp.	3.250%	8/15/2008	14,750	14,059
Bank of America Corp.	3.375%	2/17/2009	27,000	25,529
Bank of America Corp.	4.875%	1/15/2013	43,100	41,142
Bank of America Corp.	5.375%	6/15/2014	25,525	24,702
Bank of Montreal	7.800%	4/1/2007	5,035	5,111
Bank of New York Co., Inc.	5.200%	7/1/2007	35,000	34,857
Bank One Corp.	2.625%	6/30/2008	15,000	14,172
BB&T Corp.	6.500%	8/1/2011	25,000	25,820
BB&T Corp.	4.750%	10/1/2012	16,000	15,167
BB&T Corp.	5.250%	11/1/2019	19,000	17,592
Citicorp	6.650%	12/15/2010	25,000	25,904
Citigroup, Inc.	4.125%	2/22/2010	12,000	11,408
Citigroup, Inc.	6.500%	1/18/2011	10,000	10,326
Citigroup, Inc.	6.625%	6/15/2032	9,000	9,243
Citigroup, Inc.	6.000%	10/31/2033	15,000	14,267
Citigroup, Inc.	5.850%	12/11/2034	15,000	14,132
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	21,300	20,995
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	18,800	19,366
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	23,825	22,524
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	32,500	29,968
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	13,300	14,533
Deutsche Bank Financial LLC	5.375%	3/2/2015	8,250	7,890
Fifth Third Bank	4.200%	2/23/2010	33,000	31,381
(3)HBOS Treasury Services PLC	3.625%	7/23/2007	13,000	12,754
(3)HBOS Treasury Services PLC	3.750%	9/30/2008	11,400	10,954
(3)HBOS Treasury Services PLC	4.000%	9/15/2009	10,000	9,525
(3)HBOS Treasury Services PLC	6.000%	11/1/2033	19,000	18,309
HSBC Bank USA	4.625%	4/1/2014	13,100	11,960
HSBC Bank USA	5.875%	11/1/2034	21,000	19,034
HSBC Holdings PLC	7.625%	5/17/2032	15,800	18,011
Huntington National Bank	4.375%	1/15/2010	16,000	15,309
J.P. Morgan, Inc.	5.750%	10/15/2008	20,000	20,025
J.P. Morgan, Inc.	6.250%	1/15/2009	20,000	20,267
JPMorgan Chase&Co.	5.500%	3/26/2007	5,000	4,995
JPMorgan Chase&Co.	3.500%	3/15/2009	12,000	11,342
JPMorgan Chase&Co.	5.750%	1/2/2013	14,000	13,884
JPMorgan Chase&Co.	5.125%	9/15/2014	9,665	9,100
Mellon Bank NA	7.375%	5/15/2007	4,720	4,788
Mellon Funding Corp.	5.000%	12/1/2014	12,000	11,331
(3)Mizuho Finance (Cayman)	5.790%	4/15/2014	32,000	31,567
(3)National Australia Bank	4.800%	4/6/2010	21,000	20,345
National City Bank of Pennsylvania	7.250%	10/21/2011	22,000	23,533
National Westminster Bank PLC	7.375%	10/1/2009	29,825	31,266
Northern Trust Co.	4.600%	2/1/2013	10,000	9,342
(3)Overseas Chinese Banking Corp.	7.750%	9/6/2011	8,870	9,583
PNC Bank NA	5.250%	1/15/2017	16,000	14,968
Regions Financial Corp.	7.000%	3/1/2011	25,000	26,233
Republic New York Corp.	5.875%	10/15/2008	15,000	15,033
Royal Bank of Scotland Group PLC	6.400%	4/1/2009	14,000	14,263
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	18,975	17,838
Sanwa Bank Ltd.	8.350%	7/15/2009	3,570	3,818
Sanwa Bank Ltd.	7.400%	6/15/2011	22,000	23,320
(3)Sovereign Bancorp, Inc.	4.800%	9/1/2010	6,265	5,971
SunTrust Banks, Inc.	5.050%	7/1/2007	20,000	19,896
SunTrust Banks, Inc.	6.375%	4/1/2011	15,000	15,418
UFJ Finance Aruba AEC	6.750%	7/15/2013	20,000	20,956
US Bancorp	5.100%	7/15/2007	17,000	16,920
US Bank NA	3.900%	8/15/2008	20,000	19,314
US Bank NA	6.375%	8/1/2011	25,000	25,707
US Bank NA	4.950%	10/30/2014	12,400	11,635
Wachovia Bank NA	4.800%	11/1/2014	19,640	18,030
Wachovia Corp.	6.000%	10/30/2008	15,000	15,097
Wachovia Corp.	4.875%	2/15/2014	19,250	17,943
Wachovia Corp.	5.250%	8/1/2014	5,860	5,575
Wachovia Corp.	6.605%	10/1/2025	15,000	15,237
Washington Mutual, Inc.	5.250%	9/15/2017	38,000	34,631
Wells Fargo&Co.	5.125%	2/15/2007	5,020	5,005
Wells Fargo&Co.	3.500%	4/4/2008	17,000	16,415
Wells Fargo&Co.	3.125%	4/1/2009	12,400	11,642
Wells Fargo Bank NA	7.550%	6/21/2010	25,000	26,614
World Savings Bank, FSB	4.125%	3/10/2008	20,000	19,509
World Savings Bank, FSB	4.500%	6/15/2009	6,000	5,807
World Savings Bank, FSB	4.125%	12/15/2009	16,000	15,239
Brokerage (2.1%)
Bear Stearns Co., Inc.	3.250%	3/25/2009	15,500	14,571
Goldman Sachs Group, Inc.	3.875%	1/15/2009	30,000	28,718
Goldman Sachs Group, Inc.	5.250%	10/15/2013	29,400	28,048
Goldman Sachs Group, Inc.	6.125%	2/15/2033	12,200	11,406
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	8,970	8,516
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	15,000	13,957
Merrill Lynch&Co., Inc.	4.125%	1/15/2009	27,125	26,142
Merrill Lynch&Co., Inc.	5.000%	2/3/2014	15,000	14,133
Morgan Stanley Dean Witter	3.875%	1/15/2009	36,000	34,519
Morgan Stanley Dean Witter	5.300%	3/1/2013	37,925	36,439
Morgan Stanley Dean Witter	7.250%	4/1/2032	27,100	29,767
Finance Companies (2.4%)
American Express Centurion Bank	4.375%	7/30/2009	11,500	11,116
American General Finance Corp.	4.500%	11/15/2007	5,000	4,926
American General Finance Corp.	2.750%	6/15/2008	15,100	14,285
American General Finance Corp.	4.000%	3/15/2011	12,000	11,084
CIT Group, Inc.	7.375%	4/2/2007	30,000	30,358
CIT Group, Inc.	7.750%	4/2/2012	10,100	10,964
General Electric Capital Corp.	5.000%	6/15/2007	24,000	23,862
General Electric Capital Corp.	7.375%	1/19/2010	10,000	10,538
General Electric Capital Corp.	8.125%	5/15/2012	10,000	11,138
General Electric Capital Corp.	5.450%	1/15/2013	25,550	25,085
General Electric Capital Corp.	6.750%	3/15/2032	34,050	36,440
HSBC Finance Corp.	5.750%	1/30/2007	23,000	23,011
HSBC Finance Corp.	4.625%	1/15/2008	13,700	13,506
HSBC Finance Corp.	5.250%	1/14/2011	10,000	9,763
HSBC Finance Corp.	4.750%	7/15/2013	12,225	11,387
Wells Fargo Financial	5.500%	8/1/2012	34,100	33,726
Insurance (3.4%)
ACE Ltd.	6.000%	4/1/2007	30,000	30,026
Allstate Corp.	7.500%	6/15/2013	20,000	21,766
Allstate Life Global Funding	4.250%	2/26/2010	13,000	12,398
American International Group, Inc.	2.875%	5/15/2008	14,250	13,545
American International Group, Inc.	4.250%	5/15/2013	14,250	12,977
AXA Financial, Inc.	6.500%	4/1/2008	10,000	10,114
Chubb Corp.	6.000%	11/15/2011	4,500	4,519
CIGNA Corp.	7.000%	1/15/2011	4,900	5,087
Cincinnati Financial Corp.	6.920%	5/15/2028	11,750	12,154
Genworth Financial, Inc.	5.125%	3/15/2011	17,635	17,190
Genworth Financial, Inc.	5.750%	5/15/2013	10,000	9,944
Hartford Life, Inc.	7.375%	3/1/2031	26,000	28,983
(3)Liberty Mutual Insurance Co.	8.500%	5/15/2025	21,665	23,971
MBIA, Inc.	7.000%	12/15/2025	19,500	20,348
(3)MetLife Global Funding	4.625%	8/19/2010	15,000	14,317
(3)Metropolitan Life Insurance Co.	7.800%	11/1/2025	25,000	28,545
(3)New York Life Insurance	5.875%	5/15/2033	27,500	26,200
Principal Life Income Funding	5.125%	3/1/2011	18,895	18,422
Protective Life Secured Trust	3.700%	11/24/2008	9,985	9,553
Prudential Financial, Inc.	5.100%	9/20/2014	12,000	11,301
Prudential Financial, Inc.	4.750%	6/13/2015	21,000	19,138
Travelers Property Casualty Corp.	5.000%	3/15/2013	6,200	5,846
Travelers Property Casualty Corp.	6.375%	3/15/2033	6,680	6,340
UnitedHealth Group, Inc.	5.375%	3/15/2016	16,000	15,082
XL Capital Ltd.	5.250%	9/15/2014	16,000	14,793
Real Estate Investment Trusts (0.1%)
Brandywine Operating Partnership	5.750%	4/1/2012	10,030	9,812
Financial Other (0.6%)
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	48,255	45,926
(3)SovRisc BV	4.625%	10/31/2008	25,000	24,549

				2,299,544

Industrial (19.9%)
Basic Industry (2.7%)
Alcan, Inc.	4.875%	9/15/2012	10,500	9,943
Alcan, Inc.	4.500%	5/15/2013	22,300	20,371
Alcoa, Inc.	6.500%	6/1/2011	45,000	46,413
BHP Billiton Finance	4.800%	4/15/2013	33,500	31,573
Dow Chemical Co.	5.750%	12/15/2008	50,000	50,129
E.I. du Pont de Nemours&Co.	6.750%	9/1/2007	25,000	25,316
E.I. du Pont de Nemours&Co.	3.375%	11/15/2007	5,000	4,852
E.I. du Pont de Nemours&Co.	4.125%	3/6/2013	27,200	24,655
International Paper Co.	7.625%	1/15/2007	15,000	15,128
International Paper Co.	5.850%	10/30/2012	18,300	17,978
Monsanto Co.	5.500%	8/15/2025	9,550	8,494
Monsanto Co.	5.500%	7/30/2035	15,000	13,052
PPG Industries, Inc.	6.875%	2/15/2012	7,017	7,344
Praxair, Inc.	6.375%	4/1/2012	25,000	25,570
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	15,000	14,046
Weyerhaeuser Co.	5.950%	11/1/2008	4,264	4,267
Capital Goods (2.9%)
Boeing Capital Corp.	5.750%	2/15/2007	9,000	9,002
Boeing Capital Corp.	4.750%	8/25/2008	10,470	10,283
Boeing Co.	6.625%	2/15/2038	20,950	22,452
Caterpillar Financial Services Corp.	3.625%	11/15/2007	12,800	12,461
Caterpillar Financial Services Corp.	2.700%	7/15/2008	11,800	11,134
Caterpillar, Inc.	6.550%	5/1/2011	5,000	5,171
Caterpillar, Inc.	6.625%	7/15/2028	6,000	6,349
Caterpillar, Inc.	6.950%	5/1/2042	15,000	16,611
General Dynamics Corp.	3.000%	5/15/2008	11,400	10,865
General Dynamics Corp.	4.250%	5/15/2013	41,100	37,604
Goodrich Corp.	6.800%	2/1/2018	7,135	7,313
Goodrich Corp.	7.000%	4/15/2038	5,250	5,421
Illinois Tool Works, Inc.	5.750%	3/1/2009	25,000	25,105
John Deere Capital Corp.	4.500%	8/22/2007	10,000	9,879
John Deere Capital Corp.	4.625%	4/15/2009	15,000	14,589
John Deere Capital Corp.	7.000%	3/15/2012	25,000	26,416
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/2028	25,000	26,189
PACTIV Corp.	8.125%	6/15/2017	20,000	21,910
Tyco International Group SA	6.000%	11/15/2013	20,800	20,618
United Technologies Corp.	7.125%	11/15/2010	25,000	26,322
United Technologies Corp.	6.350%	3/1/2011	5,000	5,116
Communications (4.9%)
AT&T Inc.	6.250%	3/15/2011	15,500	15,633
BellSouth Corp.	6.000%	10/15/2011	31,000	30,943
BellSouth Corp.	6.000%	11/15/2034	34,000	30,289
CBS Corp.	7.700%	7/30/2010	26,740	28,432
CBS Corp.	7.875%	7/30/2030	5,760	6,106
Chesapeake&Potomac Telephone Co.	7.875%	1/15/2022	16,000	16,471
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,250	5,291
Comcast Cable Communications, Inc.	6.750%	1/30/2011	10,000	10,290
Comcast Corp.	5.300%	1/15/2014	21,000	19,734
Deutsche Telekom International Finance	8.000%	6/15/2010	7,000	7,519
Deutsche Telekom International Finance	8.250%	6/15/2030	39,200	45,410
France Telecom	7.750%	3/1/2011	24,000	25,817
France Telecom	8.500%	3/1/2031	20,800	24,913
Gannett Co., Inc.	4.125%	6/15/2008	14,000	13,571
Gannett Co., Inc.	6.375%	4/1/2012	25,000	25,160
GTE California Inc.	6.700%	9/1/2009	25,000	25,469
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	26,411
New Cingular Wireless Services	8.750%	3/1/2031	27,000	33,026
New Jersey Bell Telephone Co.	8.000%	6/1/2022	14,585	15,607
News America Inc.	6.200%	12/15/2034	11,000	9,884
Sprint Capital Corp.	8.750%	3/15/2032	10,200	12,342
Telecom Italia Capital	4.950%	9/30/2014	7,000	6,267
Telecom Italia Capital	5.250%	10/1/2015	7,500	6,770
Telecom Italia Capital	6.000%	9/30/2034	16,750	14,462
Telefonica Europe BV	7.750%	9/15/2010	25,000	26,555
Verizon Global Funding Corp.	4.375%	6/1/2013	14,500	13,116
Verizon Virginia, Inc.	4.625%	3/15/2013	10,800	9,699
Verizon Wireless Capital	5.375%	12/15/2006	10,000	9,982
Vodafone Group PLC	5.375%	1/30/2015	11,250	10,570
Washington Post Co.	5.500%	2/15/2009	50,000	49,730
Consumer Cyclicals (1.7%)
CVS Corp.	4.875%	9/15/2014	12,000	10,947
Home Depot Inc.	3.750%	9/15/2009	12,000	11,367
Lowe's Cos., Inc.	5.000%	10/15/2015	28,125	26,471
McDonald's Corp.	5.750%	3/1/2012	10,000	10,009
Target Corp.	6.350%	1/15/2011	16,500	16,959
Target Corp.	5.875%	3/1/2012	31,000	31,318
Time Warner, Inc.	6.150%	5/1/2007	20,000	20,056
Time Warner, Inc.	6.875%	5/1/2012	10,000	10,350
Wal-Mart Stores, Inc.	4.375%	7/12/2007	10,000	9,883
Wal-Mart Stores, Inc.	6.875%	8/10/2009	50,000	51,780
Consumer Noncyclicals (4.6%)
Abbott Laboratories	4.350%	3/15/2014	20,000	18,175
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	31,125	31,567
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	5,000	5,422
Archer-Daniels-Midland Co.	8.875%	4/15/2011	5,325	6,007
Archer-Daniels-Midland Co.	7.125%	3/1/2013	6,200	6,606
Archer-Daniels-Midland Co.	5.935%	10/1/2032	5,000	4,810
Becton, Dickinson&Co.	4.550%	4/15/2013	25,900	24,053
Bestfoods	6.625%	4/15/2028	25,000	25,804
Clorox Co.	4.200%	1/15/2010	14,535	13,863
Coca-Cola Co.	5.750%	3/15/2011	45,000	45,080
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	25,000	25,016
Diageo Capital PLC	3.500%	11/19/2007	10,400	10,104
Diageo Capital PLC	3.375%	3/20/2008	30,200	29,084
Eli Lilly&Co.	6.000%	3/15/2012	10,000	10,163
General Mills, Inc.	5.125%	2/15/2007	25,000	24,882
Gillette Co.	4.125%	8/30/2007	5,000	4,914
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	10,000	9,160
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	16,055	14,706
Johnson&Johnson	3.800%	5/15/2013	19,895	17,995
Johnson&Johnson	6.730%	11/15/2023	15,000	16,427
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	25,641
Kraft Foods, Inc.	5.625%	11/1/2011	22,625	22,257
(3)Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	4,030	4,028
Pepsico, Inc.	3.200%	5/15/2007	18,000	17,627
Pharmacia Corp.	6.500%	12/1/2018	1,500	1,578
Pharmacia Corp.	6.600%	12/1/2028	10,500	11,271
Procter&Gamble Co.	4.750%	6/15/2007	20,000	19,793
Procter&Gamble Co.	4.300%	8/15/2008	13,000	12,689
Procter&Gamble Co.	6.450%	1/15/2026	25,000	26,109
(2)Procter&Gamble Co. ESOP	9.360%	1/1/2021	25,000	30,731
Schering-Plough Corp.	5.550%	12/1/2013	16,985	16,455
Energy (1.8%)
Amoco Corp.	6.500%	8/1/2007	5,000	5,048
Anadarko Petroleum Corp.	3.250%	5/1/2008	10,800	10,288
BP Capital Markets America	4.200%	6/15/2018	6,300	5,397
Burlington Resources, Inc.	6.500%	12/1/2011	25,000	25,948
ChevronTexaco Capital Co.	3.500%	9/17/2007	22,000	21,472
ChevronTexaco Corp.	8.625%	4/1/2032	25,000	33,263
Devon Financing Corp.	7.875%	9/30/2031	15,000	17,051
Encana Corp.	6.500%	8/15/2034	15,000	14,981
Halliburton Co.	5.500%	10/15/2010	15,400	15,246
Phillips Petroleum Co.	7.000%	3/30/2029	11,500	12,643
Suncor Energy, Inc.	5.950%	12/1/2034	28,000	27,071
Valero Energy Corp.	7.500%	4/15/2032	16,600	17,896
Technology (0.6%)
Cisco Systems Inc.	5.250%	2/22/2011	18,200	17,859
Hewlett-Packard Co.	3.625%	3/15/2008	10,800	10,442
International Business Machines Corp.	4.250%	9/15/2009	5,000	4,810
International Business Machines Corp.	4.750%	11/29/2012	5,000	4,743
International Business Machines Corp.	7.000%	10/30/2025	25,000	27,085
Pitney Bowes, Inc.	4.750%	5/15/2018	10,000	8,842
Transportation (0.2%)
CSX Corp.	6.750%	3/15/2011	4,820	4,992
Norfolk Southern Corp.	6.200%	4/15/2009	15,000	15,164
Other (0.5%)
Dover Corp.	4.875%	10/15/2015	20,000	18,498
Eaton Corp.	5.750%	7/15/2012	15,600	15,515
Eaton Corp.	6.500%	6/1/2025	10,000	10,297
Eaton Corp.	5.250%	6/15/2035	14,500	12,746
Stanley Works	3.500%	11/1/2007	5,000	4,863

				2,318,727

Utilities (3.6%)
Electric (3.6%)
Boston Edison Co.	4.875%	10/15/2012	20,800	19,863
Commonwealth Edison Co.	6.150%	3/15/2012	20,000	20,137
Consolidated Edison Co. of New York	5.625%	7/1/2012	16,205	16,024
Consolidated Edison Co. of New York	4.875%	2/1/2013	9,700	9,191
Consolidated Edison Co. of New York	3.850%	6/15/2013	6,000	5,324
Duke Energy Corp.	6.250%	1/15/2012	20,000	20,369
Exelon Corp.	6.750%	5/1/2011	17,500	18,067
Florida Power&Light Co.	4.850%	2/1/2013	12,000	11,416
Florida Power&Light Co.	5.625%	4/1/2034	5,000	4,591
Florida Power Corp.	6.650%	7/15/2011	25,000	25,844
Georgia Power Co.	4.875%	7/15/2007	25,000	24,787
Georgia Power Co.	5.125%	11/15/2012	5,000	4,828
Kentucky Utilities Co.	7.920%	5/15/2007	5,000	5,054
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	40,000	42,789
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	12,000	11,174
Oklahoma Gas&Electric Co.	6.500%	4/15/2028	10,000	10,152
PacifiCorp	6.625%	6/1/2007	10,000	10,074
PECO Energy Co.	4.750%	10/1/2012	12,000	11,283
SCANA Corp.	6.875%	5/15/2011	25,000	26,096
SCANA Corp.	6.250%	2/1/2012	28,930	29,344
Southern California Edison Co.	5.000%	1/15/2014	11,800	11,115
(3)United Electric Distribution	4.700%	4/15/2011	3,875	3,689
Virginia Electric&Power Co.	5.375%	2/1/2007	45,500	45,377
Virginia Electric&Power Co.	4.750%	3/1/2013	16,350	15,158
Wisconsin Power&Light Co.	5.700%	10/15/2008	12,650	12,640
Wisconsin Public Service	6.125%	8/1/2011	8,000	8,132

				422,518

Total Corporate Bonds
(Cost $5,919,735)				5,763,164

Sovereign Bonds (U.S. Dollar-Denominated) (6.2%)

African Development Bank	4.500%	1/15/2009	22,500	22,044
African Development Bank	3.750%	1/15/2010	6,400	6,062
Asian Development Bank	4.500%	9/4/2012	40,000	38,054
BK Nederlandse Gemeenten	6.000%	3/26/2012	50,000	50,883
European Investment Bank	3.500%	3/14/2008	26,000	25,234
European Investment Bank	4.000%	3/3/2010	20,000	19,078
European Investment Bank	4.625%	5/15/2014	54,000	51,152
European Investment Bank	4.625%	10/20/2015	15,000	14,077
Inter-American Development Bank	3.375%	3/17/2008	30,000	29,062
International Bank for Reconstruction&Development	4.125%	6/24/2009	11,800	11,423
Japan Bank International	4.750%	5/25/2011	35,000	33,880
Kreditanstalt fur Wiederaufbau	3.375%	1/23/2008	60,000	58,187
Kreditanstalt fur Wiederaufbau	3.500%	3/14/2008	18,000	17,444
Kreditanstalt fur Wiederaufbau	3.250%	3/30/2009	18,000	17,029
^ Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	22,000	20,066
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	67,000	65,214
Oesterreichische Kontrollbank	4.250%	10/6/2010	15,000	14,383
Oesterreichische Kontrollbank	4.500%	3/9/2015	17,000	15,907
Province of British Columbia	5.375%	10/29/2008	9,500	9,506
Province of Manitoba	4.450%	4/12/2010	20,000	19,245
Province of New Brunswick	3.500%	10/23/2007	4,600	4,479
Province of Ontario	5.125%	7/17/2012	25,000	24,525
^ Province of Ontario	4.500%	2/3/2015	40,000	37,297
Province of Quebec	6.125%	1/22/2011	19,500	19,887
Quebec Hydro Electric	6.300%	5/11/2011	50,000	50,949
Republic of Finland	4.750%	3/6/2007	6,000	5,980
Republic of Italy	5.625%	6/15/2012	40,000	40,029

Total Sovereign Bonds
(Cost $747,625)				721,076

Taxable Municipal Bonds (1.5%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	9,675	8,748
Illinois (Taxable Pension) GO	5.100%	6/1/2033	52,000	46,619
Oregon School Board Assn	4.759%	6/30/2028	15,000	13,015
President and Fellows of Harvard College	6.300%	10/1/2037	68,000	68,658
Southern California Public Power Auth	6.930%	5/15/2017	30,000	33,137
Wisconsin Public Service Rev	5.700%	5/1/2026	9,000	8,806

Total Taxable Municipal Bonds
(Cost $186,229)				178,983

Common Stocks (38.8%)			Shares

Consumer Staples (3.8%)
Altria Group, Inc.			1,855,000	136,213
Kellogg Co.			2,241,300	108,546
Kimberly-Clark Corp.			1,405,900	86,744
General Mills, Inc.			1,208,300	62,421
Campbell Soup Co.			1,207,200	44,799

				438,723

Energy (5.3%)
ExxonMobil Corp.			4,028,926	247,175
ConocoPhillips Co.			2,653,600	173,890
Chevron Corp.			1,700,000	105,502
Royal Dutch Shell PLC ADR Class B			669,256	46,761
Royal Dutch Shell PLC ADR Class A			684,900	45,875

				619,203

Financials (11.8%)
Bank of America Corp.			5,092,788	244,963
Citigroup, Inc.			4,259,300	205,469
PNC Financial Services Group			1,931,200	135,512
UBS AG			1,036,000	113,649
JPMorgan Chase&Co.			2,007,300	84,307
SunTrust Banks, Inc.			1,057,700	80,660
Wells Fargo&Co.			979,200	65,685
Host Marriott Corp. REIT			2,948,700	64,488
The Allstate Corp.			1,168,400	63,946
National City Corp.			1,699,400	61,501
U.S. Bancorp			1,948,900	60,182
The Chubb Corp.			1,123,000	56,038
Wachovia Corp.			842,200	45,546
Regency Centers Corp. REIT			488,700	30,373
Comerica, Inc.			476,400	24,768
Washington Mutual, Inc.			480,500	21,901
KKR Financial Corp. REIT			590,200	12,282

				1,371,270

Health Care (2.5%)
Wyeth			2,426,100	107,743
Abbott Laboratories			1,467,900	64,015
Bristol-Myers Squibb Co.			2,357,800	60,973
AstraZeneca Group PLC ADR			492,200	29,443
Baxter International, Inc.			500,800	18,409
Pfizer Inc.			409,100	9,602

				290,185

Indistrials (1.8%)
General Electric Co.			3,600,700	118,679
Pitney Bowes, Inc.			1,567,500	64,738
R.R. Donnelley&Sons Co.			700,800	22,391

				205,808

Materials (4.0%)
Dow Chemical Co.			2,801,900	109,358
E.I. du Pont de Nemours&Co.			2,487,000	103,459
PPG Industries, Inc.			1,084,900	71,603
Weyerhaeuser Co.			1,006,800	62,673
Air Products&Chemicals, Inc.			700,100	44,750
International Paper Co.			1,253,700	40,495
Lyondell Chemical Co.			1,000,000	22,660
Alcoa Inc.			400,000	12,944

				467,942

Telecommunication Services (4.1%)
AT&T Inc.			8,506,065	237,234
BellSouth Corp.			3,589,900	129,954
Verizon Communications Inc.			2,631,500	88,129
Vodafone Group PLC ADR			969,200	20,644

				475,961

Utilities (5.5%)
FPL Group, Inc.			4,609,800	190,754
Dominion Resources, Inc.			1,186,200	88,716
Exelon Corp.			1,400,100	79,568
Consolidated Edison Inc.			1,240,600	55,132
PPL Corp.			1,630,000	52,649
Southern Co.			1,541,600	49,408
SCANA Corp.			1,045,900	40,351
Puget Energy, Inc.			1,754,400	37,685
TXU Corp.			468,400	28,006
Entergy Corp.			289,900	20,510

				642,779

Total Common Stocks
(Cost $3,598,089)				4,511,871

Temporary Cash Investments (0.4%)

Money Market Fund (0.3%)
(5)Vanguard Market Liquidity Fund, 5.136%			33,581,040	33,581
			Face
			Amount
			($000)

Repurchase Agreement (0.1%)
Bank of America
(Dated 6/30/2006, Repurchase Value $11,505,000
Collateralized by Federal National Mortgage Assn., 5.000%, 6/1/2035	5.300%	7/3/2006	11,500	11,500

Total Temporary Cash Investments
(Cost $45,081)				45,081

Total Investments (99.3%)
(Cost $10,851,832)				11,560,363

Other Assets and Liabilities--Net (0.7%)				75,733

Net Assets (100%)				11,636,096

^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the aggregate value of these securities was $278,193,000, representing 2.4% of net assets.
4Adjustable-rate note.
5Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
ADR — American Depositary Receipt.
GO — General Obligation Bond.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At June 30, 2006, the cost of investment securities for tax purposes was $10,851,832,000. Net unrealized appreciation of investment securities for tax purposes was $708,531,000, consisting of unrealized gains of $1,027,624,000 on securities that had risen in value since their purchase and $319,093,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.